Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Comprehensive income (CHF million)
Net income	857	2,560
Gains/(losses) on cash flow hedges	1	(22)
Foreign currency translation	(113)	(3,056)
Unrealized gains/(losses) on securities	122	(38)
Actuarial gains/(losses)	26	19
Net prior service cost	0	(1)
Other comprehensive income/(loss), net of tax	36	(3,098)
Comprehensive income/(loss)	893	(538)
Comprehensive income/(loss) attributable to noncontrolling interests	331	(123)
Comprehensive income/(loss) attributable to shareholders	562	(415)